Summary of Significant Accounting Policies - Consolidated Financial Statements (Details) - USD ($)		3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2021	Jun. 30, 2020	Sep. 30, 2019	Aug. 31, 2020	Aug. 27, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Apr. 10, 2019	Feb. 01, 2019	Jan. 31, 2018
Assets [Abstract]
TOTAL ASSETS			$ 699,511,963									$ 697,836,358	$ 700,925,360		$ 697,836,358
Liabilities [Abstract]
Total Current Liabilities			3,976,699									257,466	3,835,144		257,466
Stockholders' Equity Attributable to Parent [Abstract]
Retained Earnings (Accumulated Deficit)			(45,400,976)									(14,682,592)	(87,141,777)		(14,682,592)
Total Stockholders' Equity			5,000,006		$ 5,000,009							5,000,006	5,000,010		5,000,006		$ 0
Operating loss			(1,584,933)		(301,863)							(744,859)	(906,903)
Loss before income taxes			41,743,223		(8,418,705)							(13,435,075)	(71,972,424)
Income Tax Expense (Benefit)			2,422		404,809							1,247,517	486,761		1,247,517
Net income (loss)			$ 41,740,801		$ (8,823,514)		$ (53,585,867)	$ (16,497,280)			$ (25,340,816)	$ (14,682,592)	$ (72,459,185)		$ (14,682,592)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Assets [Abstract]
Prepaid expenses and other current assets	$ 36,422,000	$ 31,825,000				$ 30,326,000								$ 36,422,000		$ 52,456,000		$ 36,933,000
Other long-term assets	16,306,000	9,505,000				8,636,000								16,306,000		6,037,000		16,168,000
TOTAL ASSETS	1,986,265,000	1,458,106,000				1,545,737,000								1,986,265,000		2,545,175,000		2,539,783,000
Liabilities [Abstract]
Deferred revenue, current	307,383,000	234,069,000				257,549,000								307,383,000		337,086,000		333,227,000
Total Current Liabilities	4,699,027,000	310,573,000				351,436,000								4,699,027,000		494,032,000		490,173,000
Deferred revenue, non-current	3,787,000	1,848,000				3,035,000								3,787,000		31,949,000		31,864,000
Total long-term liabilities	48,982,000	605,197,000				614,332,000								48,982,000		3,968,468,000		3,968,383,000
Stockholders' Equity Attributable to Parent [Abstract]
Retained Earnings (Accumulated Deficit)	(2,761,499,000)	(131,127,000)				(93,722,000)								(2,761,499,000)		(1,910,846,000)		(1,912,294,000)
Total Stockholders' Equity	(2,761,744,000)	542,336,000		$ (3,196,276,000)		579,969,000				$ 666,973,000				(2,761,744,000)		(1,917,325,000)		(1,918,773,000)	$ (1,515,746,000)
Total revenues	514,021,000	91,701,000		118,329,000		108,768,000				273,851,000				514,021,000		534,141,000
Selling and marketing	140,785,000	28,502,000		32,737,000		55,285,000				75,028,000				140,785,000		150,179,000
Operating loss	(403,216,000)	(27,703,000)		(337,745,000)		(99,172,000)			$ (329,810,000)	(329,810,000)				(403,216,000)		6,654,000
Loss before income taxes	(837,993,000)	(39,494,000)		(442,794,000)		(115,656,000)				2,832,467,000				(837,993,000)		(394,812,000)
Income Tax Expense (Benefit)	11,212,000	2,089,000		8,891,000		(21,934,000)			68,455,000	68,455,000				11,212,000		5,027,000
Net income (loss)	(849,205,000)	$ (37,405,000)		$ (433,903,000)		$ (93,722,000)			$ 2,764,012,000	$ 2,764,012,000				(849,205,000)		$ (399,839,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Impact of Adoption of Topic 606
Assets [Abstract]
Prepaid expenses and other current assets	12,028,000													12,028,000				(15,523,000)
Other long-term assets	(11,692,000)													(11,692,000)				10,131,000
TOTAL ASSETS	336,000													336,000				(5,392,000)
Liabilities [Abstract]
Deferred revenue, current	8,075,000													8,075,000				(3,859,000)
Total Current Liabilities	8,075,000													8,075,000				(3,859,000)
Deferred revenue, non-current	(3,787,000)													(3,787,000)				(85,000)
Total long-term liabilities	(3,787,000)													(3,787,000)				(85,000)
Stockholders' Equity Attributable to Parent [Abstract]
Retained Earnings (Accumulated Deficit)	(3,952,000)													(3,952,000)				(1,448,000)
Total Stockholders' Equity	(3,952,000)													(3,952,000)				$ (1,448,000)
Total revenues	(429,000)
Selling and marketing	5,056,000
Operating loss	(5,485,000)
Loss before income taxes	(5,485,000)
Income Tax Expense (Benefit)	(85,000)
Net income (loss)	(5,400,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Under Previous GAAP
Assets [Abstract]
Prepaid expenses and other current assets	48,450,000													48,450,000
Other long-term assets	4,608,000													4,608,000
TOTAL ASSETS	1,986,601,000													1,986,601,000
Liabilities [Abstract]
Deferred revenue, current	315,458,000													315,458,000
Total Current Liabilities	4,707,102,000													4,707,102,000
Total long-term liabilities	45,195,000													45,195,000
Stockholders' Equity Attributable to Parent [Abstract]
Retained Earnings (Accumulated Deficit)	(2,765,451,000)													(2,765,451,000)
Total Stockholders' Equity	(2,765,696,000)													$ (2,765,696,000)
Total revenues	513,592,000
Selling and marketing	145,841,000
Operating loss	(408,701,000)
Loss before income taxes	(843,478,000)
Income Tax Expense (Benefit)	11,127,000
Net income (loss)	$ (854,605,000)